Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 95,228	$ 7,632
Accumulated depreciation	(4,906)	(1,920)
Property plant and equipment net	$ 90,322	$ 5,712